OTHER BALANCE SHEET SUPPLEMENTALS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other accounts receivable and prepaid expenses:
Deferred tax asset	$ 1,694	$ 1,589	[1]
Government authorities	1,568	1,154	[1]
Prepaid expenses	971	498	[1]
Amounts due from related parties		5	[1]
Other	65	68	[1]
Total other accounts receivable and prepaid expenses	4,298	3,314	[1]
Other account payable and accrued expenses:
Employees and payroll accruals	2,149	3,077	[1]
Accrued expenses	535	732	[1]
Government authorities	428	483	[1]
Advances from customers	741	840	[1]
Warranty provision	251	229	[1]
Accrued royalties	368	336	[1]
Deferred tax liability	592	40	[1]
Forward transactions	463		[1]
Other accrued expenses	124	78	[1]
Total other account payable and accrued expenses	$ 5,651	$ 5,815	[1]

[1]	(*) Excluding held for sale assets at December 31, 2013